Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	$ 46,719	$ 51,450
Financial liabilities	63,467	54,413
Financial liabilities	110,186	105,863
Trade payables	18,213	19,069
Other current liabilities	9,184	10,219
Total financial liabilities	137,583	135,151
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	8,357	8,502
Financial liabilities	5,119	5,289
Financial liabilities	13,476	13,790
Trade payables	18,213	19,069
Other current liabilities	9,184	10,219
Total financial liabilities	40,873	43,078
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	25,697	28,369
Financial liabilities	18,903	21,862
Financial liabilities	44,600	50,230
Trade payables	0	0
Other current liabilities	0	0
Total financial liabilities	44,600	50,230
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	12,665	14,579
Financial liabilities	39,444	27,263
Financial liabilities	52,109	41,842
Trade payables	0	0
Other current liabilities	0	0
Total financial liabilities	$ 52,109	$ 41,842